INCOME TAX- Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 8,346	$ 6,617
Share based compensation	342	308
Lease liabilities	55	57
Research and development costs	315	0
Accruals and other	136	98
Gross deferred tax assets	9,194	7,080
Less: deferred tax liabilities	0	(70)
Less: valuation allowance	(9,194)	(7,010)
Net deferred tax assets	$ 0	$ 0